Note 14 - Stock-based Compensation - Stock Option Activity (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding, shares (in shares)				4,552,500	2,904,500	2,904,500	1,395,000
Outstanding, weighted average exercise price (in dollars per share)				$ 3.21	$ 3.17	$ 3.17	$ 0.31
Outstanding, weighted average remaining contractual term (Year)						77 months	59 months	53 years
Outstanding, aggregate intrinsic value						$ 95,397	$ 5,195,253	$ 1,591,223
Options granted, shares (in shares)		0	53,500	0	131,200	1,952,000	1,982,500
Options granted, weighted average exercise price (in dollars per share)						$ 2.82	$ 4.48
Options exercised, shares (in shares)	0		(10,700)	(2,000)	(26,400)	(264,000)	(453,000)
Options exercised, weighted average exercise price (in dollars per share)						$ 0.28	$ 0.21
Options expired, shares (in shares)						(5,000)	(20,000)
Options expired, weighted average exercise price (in dollars per share)						$ 0.35	$ 0.17
Options forfeited (in shares)						(35,000)
Options forfeited, weighted average exercise price (in dollars per share)						$ 1.3
Outstanding, shares (in shares)						4,552,500	2,904,500	1,395,000
Outstanding, weighted average exercise price (in dollars per share)						$ 3.21	$ 3.17	$ 0.31
Exercisable, shares (in shares)						2,196,750
Exercisable, weighted average exercise price (in dollars per share)						$ 3.31
Exercisable, weighted average remaining contractual term (Month)						52 months
Exercisable, aggregate intrinsic value						$ 95,397